2. Basis for preparation and disclosure of the financial statements (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Net revenue		R$ 17,377,194	R$ 16,981,329	R$ 16,233,959
Cost of services provided and goods sold		(7,433,731)	(7,701,418)	(8,002,077)
Gross income		9,943,463	9,279,911	8,231,882
Operating revenue (expenses)
Other income (expenses), net		1,275,541	(283,289)	(298,710)
Depreciation and amortization		(3,954,321)	3,954,321
Financial income (expenses)		21,210	(537,333)	(497,836)
Income before income and social contribution taxes		4,536,067	1,880,190	1,435,516
Income and social contribution taxes		(913,940)	664,911	(201,009)
Net income for the year		3,622,127	R$ 2,545,101	R$ 1,234,507
Balance without IFRS 16 [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Net revenue		17,377,194
Cost of services provided and goods sold	[1],[2]	(4,494,914)
Gross income		12,882,280
Operating revenue (expenses)
Selling expenses	[3]	(4,800,325)
General and administrative expenses		(1,029,343)
Other income (expenses), net		1,275,541
Total income expense		8,328,153
Depreciation and amortization	[4]	(4,188,837)
Financial income (expenses)		613,533
Income before income and social contribution taxes		4,752,849
Income and social contribution taxes	[5]	(987,646)
Net income for the year		3,765,203
Adjustment [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Cost of services provided and goods sold	[1],[2]	1,193,407
Gross income		1,193,407
Operating revenue (expenses)
Selling expenses	[3]	70,935
General and administrative expenses	[6]	51,343
Total income expense		1,315,685
Depreciation and amortization	[4]	(940,144)
Financial income (expenses)		(592,323)
Income before income and social contribution taxes		(216,782)
Income and social contribution taxes	[5]	73,706
Net income for the year		(143,076)
Balances under IFRS 16 [Member]
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Net revenue		17,377,194
Cost of services provided and goods sold	[1],[2]	(3,301,507)
Gross income		14,075,687
Operating revenue (expenses)
Selling expenses	[3]	(4,729,390)
General and administrative expenses	[6]	(978,000)
Other income (expenses), net		1,275,541
Total income expense		9,643,838
Depreciation and amortization	[4]	(5,128,981)
Financial income (expenses)		21,210
Income before income and social contribution taxes		4,536,067
Income and social contribution taxes	[5]	(913,940)
Net income for the year		R$ 3,622,127

[1]	Leasing - infrastructure (network, land and fiber optics);
[2]	Reclassification of the agreement for reciprocal assignment with consideration for fiber optic infrastructure previously classified as prepaid expenses (Note 11) for property, plant and equipment - right-of-use under lease;
[3]	Leasing - stores & kiosks and vehicles;
[4]	Recognition of the depreciation of the assets mentioned above;
[5]	Tax impact on the adjustments from the new standard.
[6]	Leasing - administrative buildings and vehicles;